Marketable Securities - Additional Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Repayments of bonds, notes and debentures	R$ 2,975	R$ 2,679	R$ 2,613
Proceeds from loans and debentures	4,582	1,988	1,981
Purchase of property, plant and equipment, classified as investing activities	R$ 671	R$ 1,076	R$ 173